Segment information and revenue analysis (Tables)	6 Months Ended
Jun. 30, 2025
Segment Information And Revenue Analysis
Schedule of disaggregated information of revenues from continuing operations

	For the six months ended June 30, 2025	For the six months ended June 30, 2024
	(Unaudited)	(Unaudited)
Business integration services	$—	$20,000
Digital advertising and marketing campaign services	3,443,594	—
Total revenues	$3,443,594	$20,000

Schedule of disaggregated information of revenues by geography

	For the six months ended June 30, 2025	For the six months ended June 30, 2024
	(Unaudited)	(Unaudited)
Mainland China	$3,443,594	$—
Outside Mainland China	—	20,000
Total revenues	$3,443,594	$20,000